Cover	Dec. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-208814
Entity Registrant Name	SATIVUS TECH CORP.
Entity Central Index Key	0001661600
Entity Tax Identification Number	47-2847446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1771 Post Rd East #178
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	203
Local Phone Number	307-1179
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false